Share-Based Compensation - assumptions and inputs (Details) - 12 months ended Dec. 31, 2023	Y shares $ / shares	Y shares $ / shares $ / shares
Share-Based Compensation
Number of options granted (on a post-stock dividend basis) | shares	1,538,596	1,538,596
Vesting requirements	Immediately	Immediately
Contractual life	9 years 3 months 29 days	9 years 3 months 29 days
Method of settlement	In equity	In equity
Exercise price per share	$ 11.17
Market price per share on grant date	$ 10.01	$ 10.01
Expected volatility	39.24%	39.24%
Expected option life | Y	9.33	9.33
Expected dividends	8.00%	8.00%
Risk-free interest rate	1.48%	1.48%
Fair value of option granted (per option) | (per share)	$ 1.27	$ 1.62